Stockholder's Equity (Deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
Stockholder's Equity (Deficit)

NOTE 6 – STOCKHOLDERS’ EQUITY (DEFICIT)

The authorized common stock of the Company consist of 2,000,000,000 shares with a par value $0.00001. The Company also has 100,000,000 shares of par value $0.00001 Preferred C stock authorized and 10 shares of par value $0.00001 Preferred B stock authorized and 30,000,000 par value $0.00001 par value Preferred C stock authorized. The Company adjusted the par value and additional paid in capital accounts on its balance sheet at March 30, 2013 for common and Preferred A stocks.

The Company also issued 500,000 shares of common stock to a service provider which was recorded at fair market value of $2,950.

During the period ended September 30, 2014, the Company issued 5,400,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $86,000 plus accrued interest of $562. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 10,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $53,000 plus accrued interest of $1,824. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 6,378,310 shares of common stock in conjunction with the settlement agreement with Ironridge Global, previous discussed. The stock was recorded at $44,648 but had a fair market value of $2,551. The Company recorded a loss on this issuance of $42,096. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 10,058,140 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $53,000 plus accrued interest of $1,278. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 5,556,500 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $25,000 plus accrued interest of $210. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 6,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $86,000 plus accrued interest of $884. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 9,071,459 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $53,000 plus accrued interest of $896. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 16,377,049 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $53,000 plus accrued interest of $604. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 5,858,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $25,000 plus accrued interest of $63. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 6,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $4,488 plus accrued interest of $25. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 6,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $86,291 plus accrued interest of $1,446. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 7,792,453 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $53,000 plus accrued interest of $113. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 5,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $86,000 plus accrued interest of $1,143. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 21,486,456 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $53,000 plus accrued interest of $2,276. This was exempt from registration under

During the period ended September 30, 2014, the Company issued 11,297,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $39,709 plus accrued interest of $2,480. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 9,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $86,000 plus accrued interest of $1,570. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 21,486,486 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $53,000 plus accrued interest of $2,024. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 12,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $86,000 plus accrued interest of $1,717. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 21,461,538 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $53,000 plus accrued interest of $1,756. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 12,150,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $39,709 plus accrued interest of $1,622. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 15,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $86,000 plus accrued interest of $1,791. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 21,470,588 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $53,000 plus accrued interest of $1,602. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 17,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $86,000 plus accrued interest of $1,978. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 16,979,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $39,709 plus accrued interest of $1,358. This was exempt from registration under rule 144.

During the period ended September 30, 2014, the Company issued 19,000,000 shares of common stock in conjunction with the partial conversion of promissory note with a face value of $86,000 plus accrued interest of $1,972. This was exempt from registration under rule 144.

All the above conversions were generally done based on the contractual terms within the agreements.

The following table sets forth common share purchase warrants outstanding as of September 30, 2014:

		Weighted Average
	Warrants	Exercise Price
Outstanding warrants December 31, 2012	$-0-
Warrant granted September 26, 2013	$4,000,000	$0.02
Warrant granted October 21, 2013	$400,000	$0.02
Warrant granted October 29, 2013	$133,334	$0.02
Outstanding warrants September 30, 2014	$4,533,334	$0.02

Common stock issuable upon exercise of warrants	$4,533,334	$0.02

NOTE 8 –STOCKHOLDERS’ EQUITY (DEFICIT)

The Company filed an amendment to its Articles of Incorporation with the state of Nevada on July 23, 2012 to change the designation of its capital and preferred stock, as follows. The authorized common stock of the Company consist of 4,000,000,000 shares with a par value $0.00001. The Company also has 100,000,000 shares of par value $0.00001 Preferred A stock authorized, 10 shares of par value $0.00001 Preferred B stock authorized, and 30,000,000 par value $0.00001 par value Preferred C stock authorized. The Company adjusted the par value and additional paid in capital accounts on its balance sheet at September 30, 2012 for common and Preferred A stocks.

Series A Preferred stock has been cancelled.

Series B Preferred

Each one share of Series B Preferred has voting rights equal to four times the sum of all shares of common stock issued and outstanding at time of voting, plus all shares of Series C Preferred Stock issued and outstanding at time of voting, divided by the number of shares of Series B Preferred Stock issued and outstanding at the time of voting.

By unanimous written consent of the Board, the Board issued an aggregate of two (2) shares of Series B Preferred, to two individuals (the “Series B Stockholders”). As a result of the voting rights granted to the Series B Preferred, the Series B Stockholders together hold in the aggregate approximately 80% of the total voting power of all issued and outstanding voting capital of the Company.

Series C Preferred

Series C Preferred Stock has voting rights of one vote per share owned. The Preferred C stock is convertible into common stock of the Company at the rate of 0.10 per common share for each share of Preferred C stock. The holders of Series C Preferred stock are entitled to receive any dividend declared by the Board of Directors.

During the year ended December 31, 2012, the Company issued 19,500 shares of restricted common stock to initial private placement investors in Anthus Life per terms of their subscription agreements.

During the year ended December 31, 2012, the Company issued 36,500 shares of common stock and 9,000 shares of Convertible Preferred C stock to consultants for services. The Company also issued 9,000 shares of Convertible Preferred C stock to a consultant for deferred services.

During the year ended December 31, 2012, he Company issued 26,500 shares of common stock to the former management per the acquisition agreement.

During the year ended December 31, 2012 the Company issued 20,000,000 shares of common stock, 35,000 shares of Convertible Preferred C stock and 1 share of Convertible Preferred B stock to related parties that has been classified as stock based compensation during the year ended December 31, 2012.

On January 10, 2012, the Company retired 358,785 shares of common stock held in treasury at December 31, 2011.

During the year ended December 31, 2012, the Company converted five convertible notes payable from non-related parties along with the accrued interest for a total of $93,443 into 4,113,547 shares of its common stock. The Company also issued 100,000 shares of common stock for $2,000 to a non-related party.

During the year ended December 31, 2012, the Company issued 5,200 shares of preferred C stock for $13,000 in cash.

On April 26, 2012, the Company entered into an agreement with Ironridge Global to settle $284,917 in accounts payable (which includes the balance of the Note Payable for the acquisition of Stakool by Anthus Life Corp., outstanding legal fees, filing fees, packaging costs and certain manufacturing costs), in exchange for unregistered shares of common stock. Ironridge received an initial issuance of 97,150 shares of the Company’s common stock. During the year ended December 31, 2012 the Company issued an additional 5,260,000 shares of unrestricted common stock to Ironridge.

On September 14, 2012, the Company filed a Form S-8 with the Securities and Exchange Commission. The Form S-8 registered 4,000,000 shares of its common stock in connection with the Company’s 2012 Incentive Stock Plan.

During the month of October 2012, the Company issued 282,980 shares of the Company’s Convertible Preferred C stock. The stock was issued as an addendum to the subscription agreements associated with the open private placement investments made by various investors between fiscal year 2009 and 2011.

On October 5, 2012 the Company issued 3,750,000 shares of its common stock without restriction to various consultants for services. The Company registered the common stock with the Securities and Exchange Commission on Form S-8 on September 14, 2012.

On October 10, 2012 the Company issued 500,000 shares of its common stock without restriction to Asher Enterprise, Inc. at a value of $15,000. The shares were issued as principal reduction to a Promissory Note dated January 16, 2012 between the Company and a non-related party.

During the year ended December 31, 2012, the Company issued 150,000 shares of restricted common stock to initial private placement investors in Anthus Life per terms of their subscription agreements.

During the year ended December 31, 2012 the Company retired 10,000,000 shares of its Preferred A stock, which accounted for all of the issued and outstanding Preferred A Stock.

The Company filed an amendment to its Articles of Incorporation with the state of Nevada on November 5, 2013 to change the designation of its capital and preferred stock, as follows:

The authorized common stock of the Company consist of 475,000,000 shares with a par value $0.00001. The Company also has 100,000,000 shares of par value $0.00001 Preferred C stock authorized and 10 shares of par value $0.00001 Preferred B stock authorized., and 30,000,000 par value $0.00001 par value Preferred C stock authorized. The Company adjusted the par value and additional paid in capital accounts on its balance sheet at September 30, 2013 for common and Preferred A stocks.

During the year ended December 31, 2013, the Company issued 48,733,764 shares of common stock and cancelled 20,000,000 shares of common stock.

During the year ended December 31, 2013, the Company issued 2,256,982 shares of common stock to service providers, 28,676,129 shares of common stock in conjunction with the conversion of promissory notes, 17,800,000 shares of common stock in to IronRidge Global under an agreement previous described in this filing, and 653 shares of common stock in conjunction with the rounding of shares produced by the reverse stock split previously described in this filing.

During the year ended December 31, 2013, the former CEO of the Company transferred 2 shares of Preferred Series B to Mr. Joseph C. Canouse when he assumed the positions of President and CEO. Subsequently, when Mr. Kevin Quirk became CEO of the Company Mr. Canouse transferred 1 share of the Preferred Series B stock to Mr. Quirk.

The Company also recorded the cancellation of previous reported treasury stock with a book value of $208.

On September 26, 2013 the Company issued a convertible note with an embedded warrant agreement. The agreement provides for the purchase of 4,000,000 shares of common stock of the company at $0.02 per share. The warrant expires on September 26, 2015. The fair value of the warrant was estimated, at the date of the grant at $140,000 using the Black-Sholes option –pricing model with the following assumptions: risk-free interest rate of 0.01%, volatility factor of 720%, and an expected life of two years.

On October 21, 2013 the Company issued a convertible note with an embedded warrant agreement. The agreement provides for the purchase of 400,000 shares of common stock of the company at $0.02 per share. The warrant expires on October 21, 2015. The fair value of the warrant was estimated, at the date of the grant at $5,600 using the Black-Sholes option –pricing model with the following assumptions: risk-free interest rate of 0.01%, volatility factor of 598%, and an expected life of two years.

On October 29, 2013 the Company issued a convertible note with an embedded warrant agreement. The agreement provides for the purchase of 133,334 shares of common stock of the company at $0.02 per share. The warrant expires on October 29, 2015. The fair value of the warrant was estimated, at the date of the grant at $3,099 using the Black-Sholes option –pricing model with the following assumptions: risk-free interest rate of 0.011%, volatility factor of 599%, and an expected life of two years.

The following table sets forth common share purchase warrants outstanding as of December 31, 2013:

	Warrants	Weighted Average Exercise Price
Outstanding warrants December 31, 2012	-0-
Warrant granted September 26, 2013	4,000,000	$ 0 .02
Warrant granted October 21, 2013	400,000	$ 0 .02
Warrant granted October 29, 2013	133,334	$ 0 .02
Outstanding warrants December 31, 2013	4,533,334	$ 0 .02

Common stock issuable upon exercise of warrants	4,533,334	$ 0 .02